Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue from External Customer [Line Items]
Net revenues	$ 42,680	$ 31,774
Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	15,704	16,352
Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	2,337	2,633
TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	2,592	2,507
Consumer Products
Revenue from External Customer [Line Items]
Net revenues	22,047	10,282
All Other
Revenue from External Customer [Line Items]
Net revenues	14	645
All Other | Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	0	0
All Other | Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	14	645
All Other | TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	0	0
All Other | Consumer Products
Revenue from External Customer [Line Items]
Net revenues	0	0
Licensing | Operating Segments
Revenue from External Customer [Line Items]
Net revenues	14,977	15,644
Licensing | Operating Segments | Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	14,977	15,644
Licensing | Operating Segments | Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	0	0
Licensing | Operating Segments | TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	0	0
Licensing | Operating Segments | Consumer Products
Revenue from External Customer [Line Items]
Net revenues	0	0
Direct-to-Consumer | Operating Segments
Revenue from External Customer [Line Items]
Net revenues	22,047	10,282
Direct-to-Consumer | Operating Segments | Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	0	0
Direct-to-Consumer | Operating Segments | Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	0	0
Direct-to-Consumer | Operating Segments | TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	0	0
Direct-to-Consumer | Operating Segments | Consumer Products
Revenue from External Customer [Line Items]
Net revenues	22,047	10,282
Digital Subscriptions and Content | Operating Segments
Revenue from External Customer [Line Items]
Net revenues	5,642	5,203
Digital Subscriptions and Content | Operating Segments | Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	727	708
Digital Subscriptions and Content | Operating Segments | Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	2,323	1,988
Digital Subscriptions and Content | Operating Segments | TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	2,592	2,507
Digital Subscriptions and Content | Operating Segments | Consumer Products
Revenue from External Customer [Line Items]
Net revenues	$ 0	$ 0